LOANS AND OTHER FINANCING - Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Financial assets	$ 224,607,096	$ 181,261,533
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	2,224,514
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets	81,482
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	102,255
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	631
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Mortgage loans
Disclosure of detailed information about borrowings [line items]
Financial assets	480,309
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	107,785
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	1,319
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	1,450,733
Guarantees Financials Assets Credit Impaired [Member] | Book value
Disclosure of detailed information about borrowings [line items]
Financial assets	2,916,526
Guarantees Financials Assets Credit Impaired [Member] | Book value | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets	150,696
Guarantees Financials Assets Credit Impaired [Member] | Book value | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	54,586
Guarantees Financials Assets Credit Impaired [Member] | Book value | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	7,640
Guarantees Financials Assets Credit Impaired [Member] | Book value | Mortgage loans
Disclosure of detailed information about borrowings [line items]
Financial assets	794,934
Guarantees Financials Assets Credit Impaired [Member] | Book value | Personal loans
Disclosure of detailed information about borrowings [line items]
Financial assets	41,287
Guarantees Financials Assets Credit Impaired [Member] | Book value | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	116,843
Guarantees Financials Assets Credit Impaired [Member] | Book value | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	15,483
Guarantees Financials Assets Credit Impaired [Member] | Book value | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	1,735,057
Allowances for loans losses | Guarantees Financials Assets Credit Impaired [Member]
Disclosure of detailed information about borrowings [line items]
Financial assets	4,579,674
Allowances for loans losses | Guarantees Financials Assets Credit Impaired [Member] | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets	152,172
Allowances for loans losses | Guarantees Financials Assets Credit Impaired [Member] | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	98,234
Allowances for loans losses | Guarantees Financials Assets Credit Impaired [Member] | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	138,617
Allowances for loans losses | Guarantees Financials Assets Credit Impaired [Member] | Mortgage loans
Disclosure of detailed information about borrowings [line items]
Financial assets	249,563
Allowances for loans losses | Guarantees Financials Assets Credit Impaired [Member] | Personal loans
Disclosure of detailed information about borrowings [line items]
Financial assets	582,724
Allowances for loans losses | Guarantees Financials Assets Credit Impaired [Member] | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	235,434
Allowances for loans losses | Guarantees Financials Assets Credit Impaired [Member] | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	373,666
Allowances for loans losses | Guarantees Financials Assets Credit Impaired [Member] | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	2,749,264
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Financial assets	113,819,900
Gross carrying amount | Guarantees Financials Assets Credit Impaired [Member]
Disclosure of detailed information about borrowings [line items]
Financial assets	7,496,200
Gross carrying amount | Guarantees Financials Assets Credit Impaired [Member] | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets	302,868
Gross carrying amount | Guarantees Financials Assets Credit Impaired [Member] | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	152,820
Gross carrying amount | Guarantees Financials Assets Credit Impaired [Member] | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	146,257
Gross carrying amount | Guarantees Financials Assets Credit Impaired [Member] | Mortgage loans
Disclosure of detailed information about borrowings [line items]
Financial assets	1,044,497
Gross carrying amount | Guarantees Financials Assets Credit Impaired [Member] | Personal loans
Disclosure of detailed information about borrowings [line items]
Financial assets	624,011
Gross carrying amount | Guarantees Financials Assets Credit Impaired [Member] | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	352,278
Gross carrying amount | Guarantees Financials Assets Credit Impaired [Member] | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	389,148
Gross carrying amount | Guarantees Financials Assets Credit Impaired [Member] | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	$ 4,484,321